Net Fee and Commission Income	12 Months Ended
Mar. 31, 2020
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Net Fee and Commission Income
27	NET FEE AND COMMISSION INCOME
Net fee and commission income for the fiscal years ended March 31, 2020, 2019 and 2018 consisted of the following:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Fee and commission income from:
Loans	¥123,472	¥118,225	¥120,998
Credit card business	304,238	290,034	289,509
Guarantees	67,846	63,112	62,934
Securities-related business	149,837	142,870	147,016
Deposits	14,045	12,650	16,169
Remittances and transfers	141,617	139,625	140,621
Safe deposits	4,349	4,546	5,224
Trust fees	4,680	4,629	3,854
Investment trusts	150,349	127,762	154,419
Agency	9,612	11,417	16,577
Others	177,087	186,907	174,043

Total fee and commission income	1,147,132	1,101,777	1,131,364

Fee and commission expense from:
Remittances and transfers	40,601	42,150	40,214
Others	163,221	136,201	138,653

Total fee and commission expense	203,822	178,351	178,867

Net fee and commission income	¥943,310	¥923,426	¥952,497

Fee and commission income can be mainly disaggregated into credit card business, securities-related business, investment trusts, remittances and transfers and loans by types of services. Fees obtained through credit card business principally arise in the Retail Business Unit. Fees obtained through securities-related business principally arise in the Wholesale Business Unit, the Retail Business Unit and the International Business Unit. Fees and commissions obtained through investment trusts principally arise in the Retail Business Unit and Head office account and others, which include the investment advisory and investment trust management businesses. Remittance and transfer fees principally arise in the Wholesale Business Unit, the Retail Business Unit and the International Business Unit. Loan transaction fees principally arise in the Wholesale Business Unit and the International Business Unit.